                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario, Canada
         M5V 2L1

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: (416) 204-6220

Signature, Place, and Date of Signing:


  /s/  Paul Spagnolo             Toronto, ON                August 10, 2010
----------------------   ----------------------------    -----------------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE


Report Summary: March 31, 2010

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           29

Form 13F Information Table Value Total:    $ 114,138
                                         (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                           MARKET                                         VOTING
30-JUN-10                         TITLE OF                  VALUE             SH/  INVESTMENT    OTHER   AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP     (X$1000)   SHARES   PN   DISCRETION  MANAGERS    SOLE
------------------------------  ------------  ---------  ---------  --------  ---  ----------  --------  ---------
Analog Devices Inc              COM           032654105  $7,146.09   256,500   SH     Sole                256,500
Barrick Gold Corp               COM           067901108  $6,811.50   150,000   SH     Sole                150,000
SPDR Gold Shares                COM           78463V107  $6,668.06    54,800   SH     Sole                 54,800
Intel Corp                      COM           458140100  $6,393.22   328,700   SH     Sole                328,700
Hewlett-Packard Co              COM           428236103  $6,271.27   144,900   SH     Sole                144,900
Toronto-Dominion Bank/The       COM           891160509  $5,978.21    92,100   SH     Sole                 92,100
Occidental Petroleum Corp       COM           674599105  $5,932.84    76,900   SH     Sole                 76,900
Microsoft Corp                  COM           594918104  $5,851.44   254,300   SH     Sole                254,300
Canadian Imperial Bank of Comm  COM           136069101  $5,666.29    91,054   SH     Sole                 91,054
Rogers Communications Inc       CL B          775109200  $5,558.00   169,658   SH     Sole                169,658
Bank of America Corp            COM           60505104   $4,970.58   345,900   SH     Sole                345,900
Potash Corp of Saskatchewan In  COM           73755L107  $4,926.89    57,130   SH     Sole                 57,130
Suncor Energy Inc               COM           867224107  $4,686.85   159,200   SH     Sole                159,200
Noble Corp                      COM           H5833N103  $4,361.40   141,100   SH     Sole                141,100
CVS Caremark Corp               COM           126650100  $3,911.29   133,400   SH     Sole                133,400
Consumer Discretionary Select   COM           81369Y407  $3,891.77   133,600   SH     Sole                133,600
Schlumberger Ltd                COM           806857108  $3,198.65    57,800   SH     Sole                 57,800
Procter & Gamble Co/The         COM           742718109  $3,172.94    52,900   SH     Sole                 52,900
Teva Pharmaceutical Industries  COM           881624209  $3,160.99    60,800   SH     Sole                 60,800
Bank of Nova Scotia             COM           064149107  $3,122.27    67,846   SH     Sole                 67,846
Diamond Offshore Drilling Inc   COM           25271c102  $2,842.08    45,700   SH     Sole                 45,700
Expedia Inc                     COM           30212P105  $2,268.62   120,800   SH     Sole                120,800
Research In Motion Ltd          COM           760975102  $1,783.21    36,200   SH     Sole                 36,200
CGI Group Inc                   CL A SUB VTG  39945C109  $1,522.11   101,950   SH     Sole                101,950
SPDR S&P Homebuilders ETF       COM           78464A888  $1,227.22    85,700   SH     Sole                 85,700
Royal Bank of Canada            COM           780087102  $1,070.50    22,400   SH     Sole                 22,400
Teck Resources Ltd              CL B          878742204  $  603.43    20,400   SH     Sole                 20,400
Apple Inc                       COM           037833100  $  603.67     2,400   SH     Sole                  2,400
Nexen Inc                       COM           65334H102  $  536.99    27,300   SH     Sole                 27,300